Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Contractual Obligation Fiscal Year Maturity [Line Items]
Total	$ 704,360	$ 628,872
Remainder of 2017	132,633
2018	196,895
2019	50,538
2020	108,450
2021	140,173
Thereafter	272,673
Total	901,362
Vessels Under Construction [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2017	80,330
Thereafter	0
Total	80,330
Secured Term Loan Facilities and Revolving Credit Facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2017	49,829
2018	195,793
2019	49,030
2020	107,155
2021	39,030
Thereafter	272,563
Total	713,400
2017 Senior Unsecured Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021	100,000
Total	100,000
Office Leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2017	468
2018	1,102
2019	1,508
2020	1,295
2021	1,143
Thereafter	110
Total	5,626
Contracted Bunker Purchase Obligations [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2017	2,006
Thereafter	0
Total	$ 2,006